PARNASSUS ENDEAVOR FUND

Portfolio of Investments as of March 31, 2021 (unaudited)

Equities	Shares	Market Value ($)
Air Freight & Logistics (5.5%)
Expeditors International of Washington Inc.	772,601	83,201,402
FedEx Corp.	480,119	136,373,001

		219,574,403
Apparel & Luxury Goods (3.9%)
Hanesbrands Inc.	5,830,367	114,683,319
VF Corp.	500,000	39,960,000

		154,643,319
Banks (2.9%)
Bank of America Corp.	3,000,000	116,070,000

Biotechnology (4.2%)
Biogen Inc.	314,412	87,956,757
BioMarin Pharmaceutical Inc.	1,059,846	80,028,971

		167,985,728
Capital Markets (9.0%)
Charles Schwab Corp.	2,963,730	193,175,921
S&P Global Inc.	281,500	99,332,905
The Bank of New York Mellon Corp.	1,440,248	68,109,328

		360,618,154
Communications Equipment (3.9%)
Cisco Systems Inc.	3,000,000	155,130,000

Computer Peripherals (2.4%)
Seagate Technology Holdings plc	1,246,543	95,672,175

Consulting Services (2.0%)
Accenture plc, Class A	285,374	78,834,568

Consumer Finance (8.4%)
American Express Co.	808,371	114,335,994
Capital One Financial Corp.	965,426	122,831,150
Discover Financial Services	1,043,461	99,118,360

		336,285,504
Data Processing (1.8%)
Paychex Inc.	757,253	74,225,939

Diversified Telecom Services (2.9%)
Verizon Communications Inc.	2,033,951	118,274,251

Health Care Technology (1.4%)
Cerner Corp.	793,434	57,032,036

Insurance (1.7%)
The Progressive Corp.	700,000	66,927,000

Interactive Media & Services (2.0%)
Alphabet Inc., Class A q	40,000	82,500,800

IT Services (2.7%)
Mastercard Inc., Class A	300,000	106,815,000

Life Sciences Tools & Services (4.7%)
Agilent Technologies Inc.	1,000,000	127,140,000
Illumina Inc. [q]	157,596	60,526,320

		187,666,320
Machinery (1.5%)
Cummins Inc.	225,000	58,299,750

Media (2.3%)
Omnicom Group Inc.	1,265,409	93,830,077

Pharmaceuticals (2.0%)
Novartis AG (ADR)	931,309	79,608,293

Retail (3.7%)
The Gap Inc.	4,971,959	148,064,939

Semiconductor Equipment (17.6%)
Applied Materials Inc.	1,550,213	207,108,457
Intel Corp.	3,000,000	192,000,000
Lam Research Corp.	137,697	81,962,762
Micron Technology Inc. [q]	2,531,284	223,284,562

		704,355,781
Software (1.9%)
Cadence Design Systems Inc. [q]	50,000	6,849,500
Intuit Inc.	88,197	33,784,743
Microsoft Corp.	146,638	34,572,841

		75,207,084
Technology Hardware (5.8%)
Apple Inc.	763,681	93,283,634
Western Digital Corp.	2,100,000	140,175,000

		233,458,634
Trading Companies & Distributors (2.6%)
W.W. Grainger Inc.	265,173	106,315,811

Total investment in equities (96.8%) (cost $2,617,156,337)		3,877,395,566

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)
Certificates of Deposit (0.0%) α
Citizens Bank Trust	0.10%	10/06/2021	250,000	244,835
Self-Help Federal Credit Union	0.40%	02/17/2022	250,000	240,959

				485,794
Certificates of Deposit Account Registry Service(0.0%) α
CDARS agreement with Beneficial State Bank, dated 03/18/2021 Participating depository institutions: Great Plains State Bank, par 243,500; OneUnited Bank, par 63,871; Southern States Bank, par 193,758; (cost $480,824)	0.70%	03/17/2022	501,129	480,824

Community Development Loans (0.0%) α
Root Capital Loan Fund	1.00%	02/01/2022	100,000	94,970
Washington Area Community Investment Fund	1.00%	03/01/2022	100,000	94,505

				189,475
Time Deposits (5.2%)
ANZ, London	0.01%	04/01/2021	4,569,612	4,569,612
Sumitomo, Tokyo	0.01%	04/01/2021	199,999,990	199,999,990

				204,569,602
Total short-term securities (5.2%) (cost $205,725,695)				205,725,695

Total securities (102.0%) (cost $2,822,882,032)				4,083,121,261

Other assets and liabilities (-2.0%)				(79,082,565)

Total net assets (100.0%)				4,004,038,696

α	Market value adjustments have been applied to these securities to reflect potential early withdrawal.
q	This security is non-income producing.
plc	Public Limited Company
ADR	American Depository Receipt